Swan Hedged Equity US Large Cap ETF
Schedule of Investments
February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 90.7%		Shares	Value
SPDR S&P 500 ETF Trust (a)(b)		575,226	$341,787,785
TOTAL EXCHANGE TRADED FUNDS (Cost $272,539,427)			341,787,785

PURCHASED OPTIONS - 9.8%(c)	Notional Amount	Contracts	Value
Call Options - 0.9%			$–
S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $6,900.00 (d)(e)(g)	$85,744,800	144	3,439,440

Put Options - 8.9%			$–
S&P 500 Index (d)(e)		–	$–
Expiration: 12/31/2025; Exercise Price: $5,575.00 (g)	78,599,400	132	2,459,820
Expiration: 12/31/2025; Exercise Price: $6,175.00 (g)	78,599,400	132	4,701,840
Expiration: 12/18/2026; Exercise Price: $6,150.00	342,383,750	575	26,228,625
TOTAL PURCHASED OPTIONS (Cost $37,439,257)			36,829,725

SHORT-TERM INVESTMENTS - 1.5%		Shares	Value
Money Market Funds - 1.5%
First American Government Obligations Fund - Class X, 4.27% (f)		5,518,233	5,518,233
TOTAL SHORT-TERM INVESTMENTS (Cost $5,518,233)			5,518,233

TOTAL INVESTMENTS - 102.0% (Cost $315,496,917)			384,135,743
Liabilities in Excess of Other Assets - (2.0)%			(7,608,761)
TOTAL NET ASSETS - 100.0%			$376,526,982
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $65,359,800.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

Swan Hedged Equity US Large Cap ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (2.1)%	Notional Amount	Contracts	Value
Call Options - (0.3)%
S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $7,500.00 (a)(b)	$(85,744,800)	(144)	$(1,223,280)

Put Options - (1.8)%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $5,875.00 (a)(b)	(157,198,800)	(264)	(6,808,560)
TOTAL WRITTEN OPTIONS (Premiums received $8,933,048)			$(8,031,840)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Swan Hedged Equity US Large Cap ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$341,787,785	$–	$–	$341,787,785
Purchased Options	–	36,829,725	–	36,829,725
Money Market Funds	5,518,233	–	–	5,518,233
Total Investments	$347,306,018	$36,829,725	$–	$384,135,743

Liabilities:
Investments:
Written Options	$–	$(8,031,840)	$–	$(8,031,840)
Total Investments	$–	$(8,031,840)	$–	$(8,031,840)

Refer to the Schedule of Investments for further disaggregation of investment categories.